Investment Strategy - Goose Hollow Multi-Strategy Income ETF	Jul. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of fixed income ETFs and closed-end funds (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) corporate bonds of U.S. and foreign issuers, (2) U.S. and foreign government securities, and (3) agency and mortgage-backed securities. Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund may also invest directly in corporate bonds of U.S. and foreign issuers, preferred securities, U.S. and foreign government securities, and agency and mortgage-backed securities of any credit quality or maturity, including high yield or “junk” bonds. The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in fixed income Underlying Funds and fixed-income securities.

The Fund may hedge duration and interest rate risk by investing up to 20% of its portfolio in futures contracts on U.S. and foreign sovereign bonds or fixed- income indexes. The Fund may purchase options on futures contracts and Underlying Funds. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The fund with a longer average portfolio duration will be more sensitive to increases in interest rates than the fund with a shorter average portfolio duration. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

The adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and select Underlying Funds to buy and sell for the Fund. The adviser adjusts the Fund’s fixed income market exposure based upon robust analysis which is supported by proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., interest burden, debt sustainability).

In pursuing the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities, resulting in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in fixed income Underlying Funds and fixed-income securities.